CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]		Additional Paid-in Capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013	$ 335		$ 65,791	$ (805)	$ (57,822)	$ 7,499
Balance, shares at Dec. 31, 2013	7,911,308
Share-based compensation and RSUs			579			579
Exercise of warrants into Ordinary Shares		[1]	21			21
Exercise of warrants into Ordinary Shares, shares	5,974
Exercise of options into Ordinary Shares	$ 26		1,668			1,694
Exercise of options into Ordinary Shares, shares	493,993
Net income					726	726
Other comprehensive loss				(257)		(257)
Balance at Dec. 31, 2014	$ 361		68,059	(1,062)	(57,096)	$ 10,262
Balance, shares at Dec. 31, 2014	8,411,275					8,411,275
Share-based compensation and RSUs			1,409			$ 1,409
Exercise of warrants into Ordinary Shares	$ 1		79			$ 80
Exercise of warrants into Ordinary Shares, shares	22,921					22,921
Exercise of options into Ordinary Shares	$ 9		724			$ 733
Exercise of options into Ordinary Shares, shares	185,989
RSUs vested	$ 1		(1)
RSUs vested, shares	18,500
Net income					(923)	(923)
Other comprehensive loss				(1,698)		(1,698)
Balance at Dec. 31, 2015	$ 372		70,270	(2,760)	(58,019)	$ 9,863
Balance, shares at Dec. 31, 2015	8,638,685					8,638,685
Issuance of Ordinary Shares, net of issuance costs of $1,721, upon follow-on public offering	$ 108		21,171			$ 21,279
Issuance of Ordinary Shares, net of issuance costs of $1,721, upon follow-on public offering, shares	2,090,909
Share-based compensation and RSUs			2,471			2,471
Exercise of warrants into Ordinary Shares	$ 16		1,069			$ 1,085
Exercise of warrants into Ordinary Shares, shares	310,985					310,985
Exercise of options into Ordinary Shares	$ 25		3,304			$ 3,329
Exercise of options into Ordinary Shares, shares	508,149
RSUs vested	$ 2		(2)
RSUs vested, shares	37,500
Net income					1,915	1,915
Other comprehensive loss				201		2,116
Balance at Dec. 31, 2016	$ 523		$ 98,283	$ (2,559)	$ (56,104)	$ 40,143
Balance, shares at Dec. 31, 2016	11,586,228					11,586,228

[1]	Represents an amount lower than $1.